Leases (Tables)	12 Months Ended
Jun. 30, 2020
Leases
Schedule of right-of-use assets	Right-of-use assets:

	2020	2019
	£’000	£’000
Property	4,290	—
Plant and machinery	269	—
Total	4,559	—

Schedule of lease liabilities

Lease liabilities:

	2020	2019
	£’000	£’000
Current	1,067	—
Non-current	3,326	—
Total lease liabilities	4,393	—

The following table provides an analysis of the movements in lease liabilities:

£’000
As at 1 July 2019	—
Recognized on adoption of IFRS 16 (see note 2)	5,976
Cash flows	(1,953)
Acquisition	239
Other changes(1)	131
As at 30 June 2020	4,393
(1)	Other changes relates to movement on accrued interest expense.

Schedule of amounts recognized in the consolidated statement of profit or loss

	2020	2019
	£’000	£’000
Depreciation charge of right-of-use assets
Property	(1,530)	—
Plant and machinery	(126)	—
	(1,656)	—
Interest expense (included in finance cost)	(131)	—
Expense relating to short-term leases (included in operating expenses)	(562)	—
Expense relating to low value leases (included in operating expenses)	(28)	—